SHARE-BASED PAYMENTS (Summary of Company's Option Activities) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 02, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Options Outstanding, Beginning Balance				609,750
Exercised				(368,160)
Forfeited	(150,000)			(241,590)
Options Outstanding, Ending Balance
Options Outstanding, Exercisable
Weighted Average exercise price
Weighted Average exercise price, Beginning Balance				$ 1.71
Exercised				$ 0.72
Forfeited				$ 3.21
Weighted Average exercise price, Ending Balance
Weighted Average exercise price, Exercisable